Property, Plant and Equipment (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended						3 Months Ended		12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Mar. 28, 2014	Mar. 29, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Rest Of World [Member]	Dec. 31, 2012 Rest Of World [Member]	Dec. 31, 2011 Rest Of World [Member]	Sep. 27, 2013 Mexico [Member] Rest Of World [Member]	Mar. 28, 2014 Building [Member] Minimum [Member]	Dec. 31, 2013 Building [Member] Minimum [Member]	Mar. 28, 2014 Building [Member] Maximum [Member]	Dec. 31, 2013 Building [Member] Maximum [Member]	Mar. 28, 2014 Machinery, Equipment And Office Furnishings [Member] Minimum [Member]	Dec. 31, 2013 Machinery, Equipment And Office Furnishings [Member] Minimum [Member]	Mar. 28, 2014 Machinery, Equipment And Office Furnishings [Member] Maximum [Member]	Dec. 31, 2013 Machinery, Equipment And Office Furnishings [Member] Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life										15 years	15 years	50 years	50 years	2 years	2 years	20 years	20 years
Depreciation expense	$ 29.0	$ 29.6	$ 118.6	$ 102.5	$ 97.6	$ 38.0	$ 34.5	$ 32.1
Impairment charge									14.0
Asset impairment charges			$ 14.0	$ 0	$ 0				$ 14.0